Investments in affiliates and joint ventures - Narrative (Details) - Equity method investments $ in Thousands	Dec. 31, 2020 CAD ($)
NAYL Realty Inc.
Variable Interest Entity [Line Items]
Cash	$ 1,810
BNA Remanufacturing Limited Partnership
Variable Interest Entity [Line Items]
Property, plant and equipment	$ 980